Stock-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation

8. Stock-based Compensation

The Company’s 2014 Equity Incentive Plan, or the Plan, provides for the issuance of incentive stock options, nonqualified stock options, stock appreciation rights, restricted shares, and other awards.

Pursuant to the Plan, the Company issued options to purchase Class B Common Stock in 2014 to management employees in connection with the acquisition of Holdings. Additional options were issued to employees, consultants and non-employee members of the Board of Directors in 2017, 2016 and 2015. All options are subject to vesting and subject to future services to be rendered to the Company.

Certain of the options allow for early exercise, and the shares acquired via early exercise of the options are subject to continued vesting and a repurchase right held by us.

As of December 31, 2017 and 2016, there were 5,517,524 shares and 4,952,155 shares of Class B Common Stock reserved for issuance under the Plan, respectively. As of December 31, 2017 and 2016, 5,517,524 shares and 4,902,155 shares, net of forfeitures were granted, respectively. As of December 31, 2017, there are no shares remaining for future grants.

Options

The Company’s option awards are typically issued with one of three vesting schedules: Tranche 1, Tranche 2 and Tranche 3.

Tranche 1 options vest and become exercisable over a five-year period; 40% vest on the two-year anniversary of issuance, and the balance vest ratably over the remaining three-year period, subject to the holder’s continuous service to the Company as of such vesting date.

Tranche 2 options vest and become exercisable on the day prior to the ten-year anniversary of issuance, subject to the holder’s continuous service to the Company as of such vesting date. Subject to the holder’s continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 2 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds two times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.

Tranche 3 options vest and become exercisable on the day prior to the ten-year anniversary of issuance, subject to the holder’s continuous service to the Company as of such vesting date. Subject to the holder’s continuous service to the Company as of the date immediately prior to such event, the vesting of 100% of the Tranche 3 shares will accelerate in the event of any change in control or Public Offering Sale in which Clearlake receives gross proceeds in such transaction in consideration for the shares of Class A Common Stock held by Clearlake that exceeds 2.5 times the amount of paid-in capital received by the Company from Clearlake, plus any accrued and unpaid dividends, less any declared and paid cash dividends with respect to the Class A Common Stock issued to Clearlake.

Upon closing of the Merger on February 22, 2018, all of the Company’s options to purchase shares of Class B Common Stock became fully vested and exercisable.

Equity awards were valued at their estimated fair value at the time of issuance and are being amortized as compensation expense on a straight-line basis over the period in which they are earned by the individuals. The grant-date fair value of our option grants was calculated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2017	2016
Expected life (in years)	8.8	8.6
Expected volatility	42.8%	43.1%
Dividend yield	0.0%	0.0%
Risk-free interest rate	2.1%	2.1%

As of December 31, 2017 and 2016, outstanding Tranche 1 options to purchase Class B common stock issued to certain employees and directors were 261,000 and 219,000, respectively, of which 95,000 were vested as of December 31, 2017.

As of December 31, 2017 and 2016, options to purchase Class B Common Stock that only vest upon the Company experiencing a change of control or Public Offering Sale and provide a return of value when Clearlake achieves an exit return target, or otherwise cliff vest after 10 years from issuance, as described above, were 1,266,000 and 1,254,000, respectively.

A summary of the stock option activity is presented below (in thousands, except per share amounts):

	Shares Underlying Options	Weighted- Average Exercise Price	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value(1)	Weighted- Average Remaining Contract Term (Years)
Balance at January 1, 2015	1,864	$0.01	$0.15	$—	9.9
Granted	1,057	0.01	0.15
Forfeited	(210)	0.01	0.15
Exercised	(1,961)	0.01	0.15

Balance at December 31, 2015	750	0.01	0.15	$1,208	8.8
Granted	773	1.62	0.82
Forfeited	(50)	1.62	0.87

Balance at December 31, 2016	1,473	0.80	0.48	$3,829	8.5
Granted	616	3.40	1.63
Forfeited	(30)	0.01	0.15
Exercised	(531)	3.40	1.66

Balance at December 31, 2017	1,528	$0.96	$0.54	$7,319	7.6

Fully vested and expected to vest at December 31, 2017	1,479	$0.93	$0.52	$7,124	7.6
Exercisable at December 31, 2017	95	$1.62	$0.66	$169	8.1

(1)	Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options at the date of measurement.

The table above includes approximately 529,000 options granted to a non-employee in January 2015 for services rendered, all of which were early exercised during the year ended December 31, 2015.

The activity of the unvested options is presented below (in thousands, except per share amounts):

	Shares Underlying Options	Weighted- Average Grant- Date Fair Value Per Option
Balance at January 1, 2015	1,864	$0.15
Granted	1,057	0.15
Vested	—
Forfeited	(210)	0.15
Exercised	(1,961)	0.15

Balance at December 31, 2015	750	0.15
Granted	773	0.82
Vested	(15)	0.65
Forfeited	(50)	0.87

Balance at December 31, 2016	1,458	0.47
Granted	616	1.63
Vested	(80)	0.66
Exercised	(531)	1.66
Forfeited	(30)	0.15

Balance at December 31, 2017	1,433	$0.53

Class B Common Stock

As of December 31, 2017 and 2016, 7,415,336 shares of Class B Common Stock vest upon the Company experiencing a change of control or Public Offering and provide a return of value when Clearlake achieves an exit return target, or otherwise cliff vest after 10 years from issuance, as described above.

The activity for Class B common stock is presented below (in thousands, except per share amounts):

	Shares	Weighted- Average Grant- Date Fair Value Per Share
Unvested and outstanding at January 1, 2015	13,142	$0.15
Granted or issued	1,961	0.15
Vested	—
Repurchased	(401)	0.15

Unvested and outstanding at December 31, 2015	14,702
Vested	(2,835)	0.15

Unvested and outstanding at December 31, 2016	11,867	0.15
Granted	531	1.66
Vested	(1,402)	0.15
Repurchased	(402)	0.15

Unvested and outstanding at December 31, 2017	10,594	$0.23

The table above includes approximately 529,000 shares issued to a non-employee upon early exercise of his stock options during the year ended December 31, 2015. Of these shares, 158,618 and 105,745 were vested as of December 31, 2017 and 2016, respectively.

Expense

During the years ended December 31, 2017, 2016 and 2015, total estimated fair value of share awards and options granted to purchase Class B Common Stock was $1,000,000, $636,000, and $88,000, respectively. Compensation expense recognized for equity awards for the years ended December 31, 2017, 2016 and 2015, was $1,289,000, $1,057,000 and $233,000, respectively. At December 31, 2017, there was $4,048,000, of unrecognized expense related to nonvested equity awards. Upon closing of the Merger on February 22, 2018, the full amount of unrecognized stock-compensation expense was recognized.

Included within compensation expense are amounts related to a 2015 non-employee stock option grant, which is re-measured at the end of each reporting period until all options are vested, which accounted for $835,000, $538,000, and $8,000, during the years ended December 31, 2017, 2016 and 2015, respectively. The increase in 2017 and 2016 is due to an increase in the underlying fair value of the Company’s common stock, one of the specific assumptions used as an input to the Black-Scholes pricing model, which is updated quarterly for the re-measurement of the non-employee stock options. The fair value of the Company’s common stock increased during 2017 and 2016 as a result of the integration of several acquisitions made in 2017 and 2015 and growth in gross profit and revenues. At December 31, 2017, there was $1,655,000 of unrecognized expense related to non-employee nonvested equity awards which was recognized upon closing of the Merger on February 22, 2018.